Shareholders' Equity - Stock option award activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shareholders' Equity
Shares, Balance, January 1, 2019	290,000	0
Shares, Granted	0	290,000
Shares, Balance, September 30, 2019	290,000	290,000
Shares, Exercisable, September 30, 2019	263,333	166,667
Weighted Average Exercise Price, Balance, January 1, 2019	$ 5.55	$ 0
Weighted Average Exercise Price, Granted	0	5.55
Weighted Average Exercise Price, Balance, September 30, 2019	5.55	5.55
Weighted Average Exercise Price, Exercisable, September 30, 2019	$ 5.41	$ 5.32
Remaining Contractual Life in Years, Granted	0 years	4 years 2 months 12 days
Remaining Contractual Life in Years, Balance	3 years 6 months	4 years 2 months 12 days
Remaining Contractual Life in Years, Exercisable, September 30, 2019	3 years 6 months	4 years 1 month 6 days
Aggregate Intrinsic Value, Balance, January 1, 2019	$ 0	$ 0
Aggregate Intrinsic Value, Granted	$ 0	$ 0
Aggregate Intrinsic Value, Balance, September 30, 2019	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable, September 30, 2019	$ 0	$ 0